RECENTLY ISSUED ACCOUNTING STANDARDS RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Debt issuance costs	$ 4,659	$ 5,350